Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

The following table presents the components of our intangible assets:

	2025	2024
Finite-lived intangible assets:
Software	$2,289,799	$955,466
Copyrights	63,697	61,040
Other	9,154	8,773
Less: accumulated amortization	(1,159,877)	(529,883)
Net finite-lived intangible assets	1,202,773	495,396
Indefinite-lived intangible assets:
Operating licenses	52,721,574	18,689,581
Stock exchange trading right	128,488	128,821
Trademarks	1,365,946	87,038
Other	15,786	15,127
Intangible assets, net	$55,434,567	$19,415,963

Schedule of Estimated Future Amortization Expense of Finite-Lived Intangible Assets

The following is the estimated future amortization expense of finite-lived intangible assets as of December 31, 2025.

2026	$1,113,769
2027	51,667
2028	6,223
2029	6,223
2030	6,223
Thereafter	18,668
Total	$1,202,773